Loans, financing and debentures	12 Months Ended
Jun. 30, 2020
Loans Financing and Debentures [Abstract]
Loans, financing and debentures

16. Loans, financing and debentures

		Annual interest rates and charges - %
	Index	2020	2019	2020	2019
Financing for agricultural costs
	Fixed rate + CDI	1.80% + 100%	-	40,568	-
	Fixed rate	-	7.00%	-	6,293
	Fixed rate	3.90%	-	9,072	-
	Fixed rate	6.30%	-	108,057	-
	Fixed rate	6.34%	-	3,251	-
	Fixed rate	-	6.14%	-	32,295
	Fixed rate	7.64%	-	9,076	-
				170,024	38,588
Financing for agricultural costs (USD)
	Fixed rate	7.00%	-	2,787	-
	Fixed rate	8.50%	-	5,573	-
				8,360	-
Financing for agricultural costs (PYG)
	Fixed rate	8.00%	-	7,940	-
	Fixed rate	8.25%	8.25%	19,749	18,364
				27,689	18,364
Bahia Project Financing
	Fixed rate	3.50%	3.50%	10,023	9,612
	Fixed rate	-	4.00%	-	2,668
	Fixed rate	6.50%	6.50%	66	198
	Fixed rate	7.50%	7.50%	165	497
	Fixed rate	-	9.00%	-	15,559
				10,254	28,534
Financing of working capital
	Fixed rate + CDI	2% + 100%	-	77,516	-
				77,516	-
Financing of Machinery and Equipment – FINAME
	Fixed rate	7.22%	7.22%	230	321
	Fixed rate + TJLP	-	3.73%	-	1,285
	Fixed rate	-	8.50%	-	2,204
	Fixed rate	-	10.50%	-	1,732
				230	5,542
Financing of sugarcane
	Fixed rate	6.76%	6.76%	2,447	2,863
	Fixed rate	6.14%	-	40,857	27,580
	Fixed rate	6.34%	-	29,986	-
	Fixed rate + TJLP	-	3.80%	-	10,948
	Fixed rate	-	10.00%	-	2,091
				73,290	43,482
Debentures
	CDI	106.50%	106.50%	88,884	91,518
	CDI	110.00%	110.00%	59,548	61,371
				148,432	152,889
(-) Transaction costs				(1,682)	(1,546)
				514,113	285,853

Current				217,274	76,608
Non-current				296,839	209,245

Keys:

TJLP – Long Term Interest Rate

FINAME – Financing of Machinery and Equipment (National Bank for Economic and Social Development - BNDES)

BNB – Banco do Nordeste

PYG – Paraguayan currency (Guarani)

Breakdown of debt by index

	2020	2019
Fixed rate	247,597	120,731
CDI	266,516	152,889
TJLP	-	12,233
	514,113	285,853

Maturities of short- and long-term loans and financing are broken down as follows:

	2020	2019
1 year	217,274	76,608
2 years	198,793	78,326
3 years	51,670	51,283
4 years	22,098	50,909
5 years	8,269	21,999
Above 5 years	16,009	6,728
	514,113	285,853

Changes in loans and financing during the year ended June 30, 2020 and 2019 are as follows:

	2018	Acquisition Agrifirma	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2019
Agricultural Cost Financing (Reais)	31,847	-	37,523	(32,148)	-	1,366	-	38,588
Agricultural Cost Financing (PYG)	11,486	-	22,838	(15,046)	(1,297)	1,365	(982)	18,364
Bahia Project Financing (*)	30,277	-	-	(3,018)	(318)	1,593	-	28,534
Financing of Machinery and Equipment – FINAME	6,041	-	-	(479)	(560)	538	2	5,542
Sugarcane Financing	34,512	-	30,233	(22,487)	(1,862)	3,086	-	43,482
Debentures	143,108	-	-	-	-	9,781	-	152,889
Transaction costs	(1,467)	-	-	-	-	(79)		(1,546)
	255,804	-	90,594	(73,178)	(4,037)	17,650	(980)	285,853

	2019	Acquisition Agrifirma	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2020
Agricultural Cost Financing (Reais)	38,588	-	166,346	(38,185)	(1,848)	5,123	-	170,024
Agricultural Cost Financing (PYG)	18,364	-	14,181	(4,017)	(1,020)	2,007	6,534	36,049
Bahia Project Financing (*)	28,534	-	-	(16,953)	(2,864)	1,537	-	10,254
Working Capital Financing	-	123,862	77,000	(63,777)	(65,980)	3,369	3,042	77,516
Financing of Machinery and Equipment – FINAME	5,542	-	-	(5,346)	(481)	433	82	230
Sugarcane Financing	43,482	-	43,482	(15,689)	(2,194)	4,208	1	73,290
Debentures	152,889	-	-	-	(11,626)	7,169	-	148,432
Transaction costs	(1,546)	-	-	-	-	(136)	-	(1,682)
	285,853	123,862	301,009	(143,967)	(86,013)	23,710	9,659	514,113

(*)	Financing to raise funds for opening of areas and improvements in Jatobá and Chaparral farms.

a)	Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2020 and June 30, 2019 the Company's financial agreements did not require compliance with financial covenants, but rather only operating covenants, on which the Company is in compliance.

b)	Debentures

On May 25, 2018, one hundred forty-two thousand, two hundred (142,200) non-convertible debentures were subscribed to and paid in, with security interest, in the total of R$142,200 (R$85,200 for the first series and R$57,000 for the second series).

The maturity date of the first-series debentures is August 1, 2022 ("maturity date of the first series") and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 ("maturity date of the second series") and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.

The Debentures were linked to a securitization transaction, serving as guarantee for the issue of Certificates of Agribusiness Receivables ("CRA") pursuant to Law 11,076/2004 and CVM Instruction 414/2004, which were the object of a public distribution offer with restricted efforts, under CVM Instruction 476/2009 ("Restricted Offer").

The Debentures are backed by security interest in the form of fiduciary sale of properties owned by the Company and registered under no. 6,254, 6,267 and 6,405, all of them at the Property Records Office of Correntina in the state of Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2020, the Company is in compliance with the covenants described above.